Consolidated Balance Sheets - USD ($)		Mar. 31, 2025	Mar. 31, 2024
Current assets:
Cash		$ 3,685,043	$ 5,525,430
Restricted cash		9,413	209,317
Accounts receivable		2,495,301	2,750,214
Inventories		1,761,880	2,023,456
Prepaid expenses and other current assets		1,066,032	1,474,405
Total current assets		9,017,669	11,982,822
Non-current assets:
Property, plant and equipment, net		853,959	198,901
Intangible asset, net		83,906	38,183
Operating right-of-use assets, net		1,106,024	1,659,297
Finance lease right-of-use assets, net		194,478	17,788
Deferred tax assets, net		558,683	287,394
Other non-current assets, net		3,510,363	3,753,646
Total non-current assets		6,307,413	5,955,209
TOTAL ASSETS		15,325,082	17,938,031
Current liabilities:
Accounts payable		1,819,647	2,175,974
Advance from customers		141,737	207,293
Accrued expenses and other current liabilities		1,345,210	1,523,843
Taxes payable		21,916	24,974
Operating lease liabilities, current		473,116	506,061
Finance lease liabilities, current		36,277	4,454
Total current liabilities		3,837,903	4,442,599
Non-current liabilities:
Operating lease liabilities, non-current		633,249	1,184,056
Finance lease liabilities, non-current		127,834	13,709
Total non-current liabilities		761,083	1,197,765
TOTAL LIABILITIES		4,598,986	5,640,364
Commitments and Contingencies
Shareholders’ equity
Additional paid-in capital		4,855,795	4,855,795
Statutory reserve		813,235	813,235
Retained earnings		7,081,318	8,491,783
Accumulated other comprehensive loss		(2,030,043)	(1,868,937)
Total shareholders’ equity		10,726,096	12,297,667
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		15,325,082	17,938,031
Class A Ordinary Shares
Shareholders’ equity
Ordinary shares	[1]	3,291	3,291
Class B Ordinary Shares
Shareholders’ equity
Ordinary shares	[1]	$ 2,500	$ 2,500

[1]	Retrospectively reflect the changes in class of shares effective on September 10, 2024